Investment in Assets Measured at Fair Value through Profit or Loss (Details Narrative) ₪ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	May 18, 2020 USD ($)	Apr. 30, 2020 ILS (₪)	Oct. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Investment amount | ₪					₪ 632,025	₪ 623,567
Current investments | ₪					₪ 157
Regenera Pharma Ltd [Member]
IfrsStatementLineItems [Line Items]
Diluted percentage	7.85%
Regenera Pharma Ltd [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage	11.76%
Regenera Pharma Ltd [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage	9.33%
Regenera Pharma Ltd [Member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Proceeds from investors	$ 1,300
Regenera Pharma Ltd [Member] | Investors [Member] | Additional Raising Rounds [Member]
IfrsStatementLineItems [Line Items]
Proceeds from investors	$ 2,000
F.O.R.E Biotherapeutics Ltd [Member] | Contractual Agreement [Member]
IfrsStatementLineItems [Line Items]
Diluted percentage					0.44%
Investment amount								$ 56,000
Current investments				$ 88		₪ 1,600	$ 181
Percentage of holding stake				0.72%
Undiluted percentage					0.52%
F.O.R.E Biotherapeutics Ltd [Member] | Contractual Agreement [Member] | Three Milestones [Member]
IfrsStatementLineItems [Line Items]
Investment amount								$ 500
F.O.R.E Biotherapeutics Ltd [Member] | Top of range [member] | Contractual Agreement [Member]
IfrsStatementLineItems [Line Items]
Diluted percentage	0.44%
F.O.R.E Biotherapeutics Ltd [Member] | Bottom of range [member] | Contractual Agreement [Member]
IfrsStatementLineItems [Line Items]
Diluted percentage	0.10%
Cavnox Ltd [Member]
IfrsStatementLineItems [Line Items]
Return for convertible loan, amount			$ 300
Series A Preferred Shares [Member] | Regenera Pharma Ltd [Member]
IfrsStatementLineItems [Line Items]
Raise of capital, amount | ₪		₪ 3,000